Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	USA MUTUALS
Entity Central Index Key	dei_EntityCentralIndexKey	0001137095
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2019
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
USA Mutuals Vice Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	USA Mutuals Vice Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 30, 2019
to the
Prospectus dated July 29, 2019 and Statement of Additional Information (“SAI”)
dated July 29, 2019, as amended April 28, 2019,
for the USA Mutuals Vice Fund (the “Fund”),
a series of USA Mutuals

This supplement notifies shareholders of the certain changes being made to the Fund.

Effective immediately, the following changes are applicable to the Fund:

•
The name of the Fund will change from the “USA Mutuals Vice Fund” to the “USA Mutuals Vitium Global Fund”. Accordingly, all references to the “USA Mutuals Vice Fund” or the “Vice Fund” in the Prospectus and SAI are changed to the “USA Mutuals Vitium Global Fund” or the “Vitium Global Fund”.

•	Jordan Waldrep will no longer serve as a portfolio manager of the Fund. All references to Mr. Waldrep as the portfolio manager of the Fund in the Prospectus and SAI are therefore removed.

•	Charles L. Norton and Jeffrey W. Helfrich will replace Mr. Waldrep as co-portfolio managers of the Fund, jointly responsible for its management.

In connection with the changes noted above, the following disclosure and/or revisions are being made to the Fund’s Prospectus and SAI, as applicable:

Strategy [Heading]	rr_StrategyHeading	Prospectus – Summary Section – Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In connection with the change of the Fund’s name, the Fund has clarified its policy with respect to investment in foreign companies. As such, the second paragraph of the “Principal Investment Strategies” disclosure in the “Summary Section” of the Fund’s Prospectus is replaced with the following:

Under normal market conditions, the Vitium Global Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, defense/aerospace, gaming and tobacco industries. In addition, under normal market conditions, the Vitium Global Fund will invest in at least three countries (one of which may be the United States) and will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies. The Vitium Global Fund will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry).

Supplement Closing [Text Block]	ck0001137095_SupplementClosingTextBlock	Please retain this supplement with your Prospectus and SAI.
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICEX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICAX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICCX
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICVX